Related Party Transactions (Details Narrative) - USD ($)			12 Months Ended
	Dec. 27, 2016	Nov. 25, 2016	Jun. 30, 2017	Jun. 30, 2016
AEG Consulting LLC (firm owned by a Co-Chairman) [Member]
Payments for consulting fees			$ 15,195	$ 10,238
Mr. Jeffrey B. Shealy [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued		20,000
Common stock price per share		$ 5.00
Vice President of Engineering [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued		2,000
Aggregate purchase price		$ 10,000
Common stock price per share		$ 5.00
Mr. James R. Shealy [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued		14,000
Aggregate purchase price		$ 70,000
CoChairmen [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued		200,000
Aggregate purchase price		$ 1,000,000
Common stock price per share		$ 5.00
Second Co Chairman [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued	2,000
Aggregate purchase price	$ 10,000
Common stock price per share	$ 5.00
Mr. Michael J. Shealy | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued	20,000
Aggregate purchase price	$ 100,000
Akoustis, Inc. [Member] | Big Red LLC [Member]
Transaction from related party			$ 43,544